                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                             Robert M. Zakem, Esq.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period: September 30, 2003
                         -------------------------

Item 1. Reports to Shareholders

        Supplement to the SunAmerica Income Funds, Semiannual Report at September 30, 2003.

        The following is a supplement to the back cover of the SunAmerica Income Funds Semiannual Report at September 30, 2003 that was filed on Form N-CSR on December 8, 2003. The remainder of the N-CSR filed on December 8, 2003 is unchanged and is incorporated in this amended N-CSR by reference.

                             SUNAMERICA INCOME FUNDS

                       Supplement to the Semiannual Report
                            Dated September 30, 2003

Voting Proxies on  Portfolio Securities

     A description of the policies and procedures that the SunAmerica Income Funds ("Trust") uses to determine how to vote proxies relating to securities held in the Trust's portfolios is available in the Trust's Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's Internet site at http://www.sec.gov.
------------------

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, a situation was discovered at the registrant's transfer agent which circumvented internal controls related to abandoned property procedures. The registrant has worked with the transfer agent to develop actions to enhance the internal controls.

Item 10. Exhibits.

(a)  Not applicable.

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ Robert M. Zakem
Robert M. Zakem President
Date: April 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
Robert M. Zakem President

Date: April 15, 2004

By: /s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: April 15, 2004